SHARE BASED COMPENSATION (Details 3) (Options, CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options
Shares
Unvested at the beginning of the period (in shares)	3,484,919
Granted (in shares)		2,205,250	992,700
Vested (in shares)	1,702,797
Forfeited (in shares)	1,177,951
Unvested at the end of the period (in shares)	604,171	3,484,919
Weighted Average Grant-date fair value
Unvested at the beginning of the period (in dollars per share)	11.91
Vested (in dollars per share)	11.24
Forfeited (in dollars per share)	11.60
Unvested at the end of the period (in dollars per share)	10.47	11.91